Schedule of Cash Flow Information Related to Operating Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Leases
Cash paid for operating lease liabilities	$ 390,424	$ 380,284	$ 1,543,000	$ 1,272,290
Total cash flows related to operating lease liabilities	$ 390,424	$ 380,284	$ 1,543,000	$ 1,272,290